Investment in Non-marketable Securities	12 Months Ended
Dec. 31, 2021
Investment in Non-marketable Securities
Investment in Non-marketable Securities

14. Investment in non-marketable securities

As at December 31, 2021, the Company’s investment in non-marketable securities totaled $591,545 (December 31, 2021 - $nil).

The Company reviews its equity securities without readily determinable fair values on a regular basis to determine if the investment is impaired. For purposes of this assessment, the Company considers the investee’s cash position, earnings and revenue outlook, liquidity and management ownership, among other factors, in its review. If management’s assessment indicates that an impairment exists, the Company estimates the fair value of the equity investment and recognizes in current earnings an impairment loss that is equal to the difference between the fair value of the equity investment and its carrying amount. As at December 31, 2021, management did not identify any indicators of impairment related to this investment.